FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 06-30-2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: Chief Executive Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, 08-06-2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     6604 109879.000SH      SOLE                97744.000         12135.000
AT&T                           COM              00206R102     6645 267494.000SH      SOLE               239346.000         28148.000
Abbott Laboratories            COM              002824100     4840 102896.000SH      SOLE                90981.000         11915.000
Allstate Corp.                 COM              020002101     1638 67148.000SH       SOLE                62348.000          4800.000
Anadarko Petroleum Corp        COM              032511107     6580 144973.000SH      SOLE               131483.000         13490.000
Atmel Corp.                    COM              049513104     1274 341639.000SH      SOLE               321014.000         20625.000
BP PLC-Spons ADR               COM              055622104      262 5495.000 SH       SOLE                 4699.000           796.000
Bank of New York Mellon Corp.  COM              064058100     5371 183252.000SH      SOLE               165425.000         17827.000
Bard, C.R.                     COM              067383109      266 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     2997 89320.000SH       SOLE                85515.000          3805.000
Becton Dickinson & Co.         COM              075887109     5443 76335.000SH       SOLE                71020.000          5315.000
Berkshire Hathaway Cl B        COM              084670207      269   93.000 SH       SOLE                   27.000            66.000
Best Buy Company Inc           COM              086516101     4682 139800.000SH      SOLE               124835.000         14965.000
Chevron Corporation            COM              166764100     3809 57500.082SH       SOLE                52045.082          5455.000
Cisco Systems Inc              COM              17275R102     2385 127900.000SH      SOLE               110250.000         17650.000
Clorox Company                 COM              189054109     3224 57740.000SH       SOLE                49515.000          8225.000
Coca-Cola Company              COM              191216100     7189 149811.000SH      SOLE               128191.000         21620.000
Colgate Palmolive              COM              194162103      465 6575.000 SH       SOLE                 4575.000          2000.000
Conagra Foods Inc.             COM              205887102     7919 415465.000SH      SOLE               377250.000         38215.000
EMC Corp.                      COM              268648102     2420 184695.000SH      SOLE               160770.000         23925.000
Exxon Mobil Corporation        COM              30231G102     2055 29395.000SH       SOLE                18083.000         11312.000
FedEx Corporation              COM              31428X106     5269 94733.000SH       SOLE                85368.000          9365.000
General Electric               COM              369604103     4404 375733.588SH      SOLE               322308.588         53425.000
General Mills                  COM              370334104     6695 119506.000SH      SOLE               105461.000         14045.000
Grainger W.W.                  COM              384802104      393 4800.000 SH       SOLE                  800.000          4000.000
Hewlett Packard Company        COM              428236103     8289 214464.527SH      SOLE               193485.527         20979.000
IBM                            COM              459200101     4218 40390.743SH       SOLE                34620.743          5770.000
Intel Corp                     COM              458140100      172 10413.000SH       SOLE                 6813.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     2691 78903.000SH       SOLE                67914.000         10989.000
Johnson & Johnson              COM              478160104     7531 132581.598SH      SOLE               121306.598         11275.000
Kohl's Corp.                   COM              500255104     5111 119554.000SH      SOLE               107814.000         11740.000
Marsh & McLennan               COM              571748102     4669 231951.000SH      SOLE               211186.000         20765.000
McDonalds Corp                 COM              580135101      789 13731.000SH       SOLE                 9011.000          4720.000
Medtronic Inc                  COM              585055106     5434 155755.000SH      SOLE               137965.000         17790.000
Merck & Company                COM              589331107      209 7475.000 SH       SOLE                  675.000          6800.000
Morgan Stanley                 COM              617446448     4480 157139.000SH      SOLE               141194.000         15945.000
Nabors Industries Ltd          COM              G6359F103     2656 170464.000SH      SOLE               156669.000         13795.000
Newmont Mining Corp.           COM              651639106     2505 61295.000SH       SOLE                50910.000         10385.000
Noble Corp                     COM              G65422100      730 24120.000SH       SOLE                21220.000          2900.000
Oracle Corp.                   COM              68389X105     8936 417198.000SH      SOLE               374848.000         42350.000
Parker Hannifin Corp.          COM              701094104     4668 108668.000SH      SOLE                97869.000         10799.000
PepsiCo                        COM              713448108      249 4526.886 SH       SOLE                 4126.886           400.000
Pfizer                         COM              717081103      345 22975.000SH       SOLE                 4975.000         18000.000
Royal Dutch Shell PLC - Class  COM              780259206      537 10700.000SH       SOLE                 2300.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     5551 109148.992SH      SOLE                96423.993         12725.000
S&P 500 Depository Receipt Ser COM              78462F103      601 6535.000 SH       SOLE                 6535.000
Staples, Inc.                  COM              855030102     5854 290098.000SH      SOLE               260353.000         29745.000
Stryker Corp                   COM              863667101     2896 72868.000SH       SOLE                64383.000          8485.000
Symantec Corp                  COM              871503108     7536 483690.000SH      SOLE               439900.000         43790.000
Sysco Corporation              COM              871829107     1756 78117.904SH       SOLE                73177.904          4940.000
Time Warner Inc.               COM              887317303     2873 114034.001SH      SOLE               105755.002          8278.999
Transocean, Inc. New           COM              H8817H100     3847 51785.001SH       SOLE                46053.001          5732.000
U.S. Bancorp                   COM              902973304     2038 113726.000SH      SOLE               105121.000          8605.000
Verizon Communications         COM              92343V104     7235 235449.000SH      SOLE               208445.000         27004.000
WalMart Stores                 COM              931142103     7199 148618.000SH      SOLE               132438.000         16180.000
Williams Cos. Inc.             COM              969457100     6134 392975.000SH      SOLE               353270.000         39705.000
Wyeth                          COM              983024100      218 4800.000 SH       SOLE                  300.000          4500.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $211,057